Investments at equity method - Summary of Financial Information of Companies Accounted for Using the Equity Method (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of associates [line items]
Total assets	€ 2,457,724	€ 2,415,054
Total equity	644,304	645,034	€ 729,754	€ 725,487
Net revenues	1,292,402	1,014,733	1,321,327
Net income/(loss)	(127,661)	€ (46,540)	€ 25,439
Pelletteria Tizeta [Member]
Disclosure of associates [line items]
Total assets	29,311
Total liabilities	22,340
Total equity	6,971
Net revenues	28,329
Net income/(loss)	1,055
Tom Ford International LLC [Member]
Disclosure of associates [line items]
Total assets	318,667
Total liabilities	444,006
Total equity	(125,339)
Net revenues	221,480
Net income/(loss)	12,620
Filati Biagioli Modesto S P A [Member]
Disclosure of associates [line items]
Total assets	37,707
Total liabilities	35,992
Total equity	1,715
Net revenues	30,766
Net income/(loss)	€ (333)